Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Instruments [Abstract]
Liabilities	₩ 71,885	₩ 25,097		₩ 15,738
Total equity	₩ 43,998	₩ 30,647	₩ 30,137	₩ 30,137
Debt-to-equity ratio	163.00%	82.00%	52.00%